CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 25,511
Debt issuance costs, gross		$ 265,053